Derivative financial instruments - Hedged items in cash flow hedges and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 2,581	£ 2,736	£ 3,383
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	2,206	(1,371)
Balance in cash flow hedging reserve for continuing hedges	1,123	(838)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	(204)	(780)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	2,206	(1,371)
Hedge ineffectiveness recognised in the income statement	(232)	41
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	91	(94)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,189	1,168
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	186	162
Hedging gains or losses recognised in other comprehensive income	91	(94)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	143	(83)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,184	1,097
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	143	(83)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | EUR LIBOR
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(49)	(2)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	(39)	16
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(49)	(2)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | Other Currencies [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(3)	(9)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	44	55
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	186	162
Hedging gains or losses recognised in other comprehensive income	(3)	(9)
Hedge ineffectiveness recognised in the income statement	0	0
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Interest rate derivatives
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	2,042	(1,260)
Balance in cash flow hedging reserve for continuing hedges	935	(758)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	(192)	(780)
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	2,042	(1,260)
Hedge ineffectiveness recognised in the income statement	(211)	40
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Foreign exchange derivatives
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(88)	(70)
Balance in cash flow hedging reserve for continuing hedges	(16)	(15)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(88)	(70)
Hedge ineffectiveness recognised in the income statement	1	0
Financial assets at amortised cost | Cash flow hedges | Debt securities classified as amortised cost | - Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	252	(41)
Balance in cash flow hedging reserve for continuing hedges	204	(65)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	(12)	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	252	(41)
Hedge ineffectiveness recognised in the income statement	£ (22)	£ 1